SIGNIFICANT ACCOUNTING POLICIES (Details 3) (Magic [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Magic [Member]
Dividend yield	0.00%		0.00%
Expected volatility - Minimum	63.30%		61.20%
Expected volatility - Maximum	65.30%		62.80%
Risk-free interest rate - Minimum			2.53%	[1]
Risk-free interest rate	2.10%	[1]
Risk-free interest rate - Maximum			3.71%	[1]
Expected forfeiture (employees)	8.40%		9.70%
Expected forfeiture (executives)	5.20%		7.10%
Contractual life	10 years		10 years
Suboptimal exercise multiple (employees)	$ 2.7	[2]	$ 2.3	[2]
Suboptimal exercise multiple (executives)	$ 3.2	[2]	$ 3	[2]

[1]	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to the contractual term of the options
[2]	The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options.